Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 9,293	$ 118,057
Due from subsidiaries	9,864,000	9,819,000
Advance to suppliers	4,700,000	4,950,000
Non-current assets
Investment in subsidiaries	21,304,966	12,311,068
Total assets	35,878,259	27,198,125
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	612,390	612,390
COMMITMENTS AND CONTINGENCIES		0
SHAREHOLDERS’ EQUITY
Additional paid-in capital	27,837,444	18,641,264
Retained earnings	7,794,471	9,184,408
Accumulated other comprehensive (loss) gain	(385,736)	(1,244,996)
Total shareholders’ equity	35,265,869	26,585,735
Total liabilities and shareholders’ equity	35,878,259	27,198,125
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	18,789	4,959
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 900	$ 100